Intangible Asset, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Asset, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2025 and 2024, intangible assets, net consisted of the following:

	As of June 30,
	2025	2024
Copyright licenses	1,987,716	$1,959,379
Total	1,987,716	1,959,379
Less: accumulated amortization	(911,036)	(898,049)
Less: impairment for production copyright	(1,076,680)	(1,061,330)
Intangible asset, net	-	$-